Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss per Share (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Redeemable Convertible Preferred Stock (Senior) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share		11,313,370	13,713,407	7,019,599
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share	3,174,470	2,672,904	3,098,573	2,336,314
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share	250,646	250,646	250,646	250,646